Summary of Significant Accounting Policies - Long-Lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Long-Lived Assets
Impairment losses	$ 0	$ 0